Commitments (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 11, 2020	Sep. 06, 2017	Oct. 19, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments (Textual)
Description on royalty				Under the Innovation Law the rate of royalties varies between 3% to 5% computed based on the revenues from the products that their development was also funded by grants from the IIA. Such commitment is up to the amount of grants received (dollar linked), plus interest at annual rate based on LIBOR.
Grants total				$ 38
Royalty expense				43	$ 1,263	$ 34
Operating lease agreements description			The License Agreement provides for the payment of an upfront cash payment of $5,000 to CollPlant, which was paid to CollPlant in November 2018 following effectiveness of the Agreement. In addition, the License Agreement provides for a one-time non-refundable option payments of $3,000 per Option Product ($9,000 in the aggregate), and up to $30,000 of milestone payments payable as follows: (i) $5,000 upon completion of the U.S. facility design, (ii) $5,000 upon completion of production of a specified amount of BioInk, and (iii) $5,000 for FDA marketing approval for each Covered Product (up to $20,000 in the aggregate).
VAT payables				145	$ 145
Maximum total royalty amount				$ 8,600
Israel [Member]
Commitments (Textual)
VAT payables		$ 521
Israel [Member] | Subsequent Event [Member]
Commitments (Textual)
Tax pay	$ 116
Tax Contingent Liability [Member] | Israel [Member]
Commitments (Textual)
Tax pay		$ 434